LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 37,257	$ 36,938	$ 43,270
Operating leases - as lessor, last expiry date	2035-05
Rental and right to use expenses (including contingent fees)			45,816
Minimum rental and right to use expenses			29,896
Contingent rental and right to use expenses			15,920
Amount of reduction in lease income as a result of the rent concession and uncollectible lease income	$ 18,356
Contingent operating lease income, Net of adjustment	$ (1,955)	$ 14,295	$ 12,654
Macau Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Initial contract term (in years)	25 years
Renewable contract term	10 years
Estimated Lease Term	40 years